SHORT-TERM BORROWINGS - Additional Information (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Interest expense due to third party	$ 2,403	¥ 15,699	¥ 0
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Interest expense due to related party	$ 35,924	¥ 234,675	¥ 259,502